DOCUMENT AND ENTITY INFORMATION - USD ($)	12 Months Ended
	Jul. 31, 2020	Sep. 07, 2020	Jan. 31, 2020
Document And Entity Information [Abstract]
Entity Registrant Name	MAYS J W INC
Entity Central Index Key	0000054187
Document Type	10-K/A
Amendment Flag	true
Amendment description	The purpose of this amendment on Form 10-K/A to J. W. Mays, Inc.’s (the “Company”) Annual Report on Form 10-K which includes as an exhibit the Company’s Annual Report to Shareholders for the fiscal year ended July 31, 2020 is to change the date of the Report of Prager Metis CPA’s, LLC (“Prager”), the Company’s independent registered public accounting firm, from October 8, 2020 to October 22, 2020. This change results from misunderstandings and miscommunications that occurred relating to the 2020 filing date. After initially filing the 10K on October 8, 2020, the Company’s management was informed by Prager the 2020 filing was deemed premature prior to the audit being completed and the financial statements contained in the Annual Report to Shareholders and referred to in the Form 10-K should not be relied upon. The Company filed a Form 8-K making such disclosure on October 19, 2020. This Form 10-K/A Amendment No. 1 which includes as an exhibit the Annual Report to Shareholders contains references to the new date of the Prager Report. The financial statements contained therein may now be relied upon.
Document Period End Date	Jul. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Incorporation State Country Code	NY
Entity File Number	11-1059070
Current Fiscal Year End Date	--07-31
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		2,015,780
Entity Public Float			$ 12,202,544